DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 27, 2012	Jun. 30, 2011
Entity Registrant Name	Deyu Agriculture Corp.
Entity Central Index Key	0001467746
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	deyu
Entity Common Stock, Shares Outstanding		10,564,774
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 15,093,705